UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Item 1: Report to Shareholders

Equity Index 500 Portfolio	June 30, 2008

The views and opinions in this report were current as of June 30, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Manager’s Letter
T. Rowe Price Equity Index 500 Portfolio

Dear Investor

The U.S. stock market sell-off that began last year with revelations of the subprime mortgage problem deepened in the first six months of 2008. As the mountain of mortgage- and credit-related losses in the financial sector piled up, consumers were hit with surging energy and food costs, which led to considerable weakening in the U.S. economy. The bull market that began in 2003 seemed to have run its course, with the broad equity indexes suffering double-digit declines through June.

Highlights

• U.S. equities declined sharply amid continued turbulence in the credit markets and concerns about resurgent inflation.

• The Equity Index 500 Portfolio’s results generally tracked its unmanaged benchmark.

• Pressures on U.S. economic growth have picked up, with the housing slump, credit shortfall, and soaring energy prices squeezing the consumer.

• Using full replication and sampling strategies, we keep the composition and other attributes of the portfolio similar to those of its benchmark.

The portfolio returned -12.11% for the first six months of 2008. As shown in the accompanying table, the portfolio closely tracked the performance of its benchmark, the S&P 500 Stock Index. The portfolio’s performance tends to lag that of the benchmark due to annual operating and management expenses.

Market Environment

The factors contributing to the increased volatility and downward trajectory in the stock market during the final quarter of 2007 were magnified in the first six months of 2008. The economic environment grew weaker as the housing market remained in free fall, the unemployment rate increased from 5.0% to 5.5%, the economy shed jobs in each of the first six months of the year, and industrial production declined as construction activity waned. Furthermore, consumer spending figures, although positive, were propped up by higher fuel prices (which increased the dollar amount of gasoline sales even when fewer gallons were purchased) and the federal government’s rebate checks.

Another important factor was the extent of the fallout from the mortgage and credit market turmoil, which has consistently exceeded the market’s expectations. Hundreds of billions of dollars in write-downs and losses forced an increasing number of financial companies to raise capital to strengthen their balance sheets, or in some cases stave off insolvency. Limited liquidity in the credit markets put pressure on companies that rely on these markets for financing.

Inflation also reared its head, particularly in the last two months of the period as oil prices rose steadily, establishing record highs on a near-daily basis. The inflation rate, as measured by the consumer price index, rose from 4.1% in 2007 to 5.0% for the 12 months ended June 30, 2008, driven by a 25% increase in energy prices and a 12% rise in transportation costs. The higher inflation rate put the Federal Reserve in a bind—the Fed lowered short-term interest rates aggressively in early 2008 to prevent a recession, but the uncertain inflation outlook forced the Fed to hold rates steady in June.

Given these considerable storm clouds, it’s not surprising that stocks began the year with their worst quarter in nearly six years. A ray of sunshine broke through the clouds in April and May as the bailout of near-bankrupt investment bank Bear Stearns—via a Fed-brokered buyout by JPMorgan Chase—led to a return of the optimism that characterized the market prior to the subprime meltdown in mid-2007. However, this positive sentiment was short-lived, as another round of write-downs in the financial sector and surging energy and commodity prices restored the abject pessimism that had taken hold in the first quarter of the year. (Please refer to the portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

Portfolio and Performance Review

The T. Rowe Price Equity Index 500 Portfolio is designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap stocks. The portfolio could serve as a core holding in an investor’s portfolio, as it offers attributes that many investors will find appealing.

• It is well-diversified, which can reduce the potentially negative impact of a given stock on the entire portfolio. The portfolio invests in all S&P 500 Index stocks.

• It tends to closely track its benchmark. The portfolio uses a full replication strategy so that the weightings of our holdings match those of the S&P 500 Index. We occasionally invest in securities such as futures and exchange-traded funds so that the portfolio can accommodate cash flows and remain fully invested.

• It offers instant, broad exposure to different sectors of the stock market, and the portfolio’s sector allocations are consistent with its benchmark’s sector breakdown. As such, changes in the sector diversification and other overall characteristics will reflect changes in the composition of the portfolio, rather than strategic shifts that are typical of an actively managed portfolio. (Diversification cannot assure a profit or protect against loss in a down market.)

Just two of the 10 major sectors in the S&P 500 advanced for the six-month period. Energy stocks posted the best returns as oil prices increased by 45%, finishing the period at a record high of nearly $140 per barrel. Eight of the portfolio’s top 10 performance contributors came from this sector, led by energy production and exploration company Devon Energy and energy equipment and services provider Halliburton. A notable exception was the portfolio’s largest holding, ExxonMobil, which declined during the period as narrower refining profit margins weighed on earnings.

The materials sector, which composed just under 4% of the index at the end of the period, was the only other sector to gain ground. Higher commodity prices were the key behind the positive performance in the materials sector. Metals and mining stocks, led by steelmaker United States Steel and copper producer Freeport-McMoRan Copper & Gold, generated the best results amid strong demand and rising metals prices. Seed and agricultural chemical maker Monsanto also posted a solid gain thanks to the continued boom in agriculture.

Among the declining sectors, utilities and consumer staples held up the best. Regulated electric and gas utilities were the best performers in the utilities sector, while independent power producers came under pressure as record-high energy prices squeezed their profit margins. Illinois-based electric utility Exelon was the best contributor in the sector as greater energy efficiency provided a lift to earnings. The best performance contributor in the portfolio came from the consumer staples sector—discount retailer Wal-Mart, which benefited from growing demand for discounted goods in a weak economic environment. Acquisition offers boosted beer maker Anheuser-Busch and confectioner Wrigley.

The remaining sectors of the index all suffered double-digit declines during the six months. Financials were by far the worst performers as the credit crunch and mortgage-related losses sent shares sharply lower. Three of the portfolio’s four biggest detractors from performance were financial stocks—insurer American International Group, which reported the largest quarterly loss in the company’s history and fired its CEO; Bank of America, which struggled with its acquisition of mortgage lender Countrywide Financial; and Citigroup, which reported $15 billion in losses during the six months.

Information technology, the largest sector weighting in the index as of June 30, 2008, was second only to financials in terms of its negative impact on performance. The biggest detractor in this sector was software giant Microsoft, which slumped following its failed takeover attempt of online search company Yahoo!. Consumer electronics maker Apple and online advertising firm Google were also among the weaker performers in the technology sector.

Among other stocks worth noting, industrial conglomerate General Electric was the portfolio’s worst performer, declining after an earnings shortfall at GE Capital, the company’s finance arm. Pharmaceutical firms Merck and Pfizer were significant decliners in the health care sector. On the positive side, railroad operator CSX delivered a robust return as strong pricing boosted earnings.

Standard & Poor’s authorized 10 changes to the composition of the S&P 500 Index in the first half of 2008. Please see the table on page 5 for a complete list of index changes.

Outlook

The stock market is likely to remain volatile in the coming months as heightened uncertainty and risk aversion become the dominant themes. The lackluster economic environment will continue to put downward pressure on corporate earnings. Meanwhile, the Fed must walk the razor’s edge between stimulating the economy and restraining inflation without spooking the financial markets—a tall order indeed.

We will continue to focus on our role of replicating the structure and performance of the S&P 500 Index to provide you with broad exposure to the large-cap segment of the U.S. stock market. Thank you for your confidence in our investment and index-tracking capabilities.

Respectfully submitted,

E. Frederick Bair
Chairman of the Investment Advisory Committee

July 21, 2008

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the portfolio’s investment program.

Risks of Investing

As with all stock mutual funds, the portfolio’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Glossary

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Price/earnings (P/E) ratio: A ratio that shows the “multiple” of earnings at which a stock is selling. It is calculated by dividing a stock’s price by its earnings per share. For example, if a stock’s price is $60 per share and the issuing company earns $2 per share, the P/E ratio is $60/$2, or 30.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

Portfolio Highlights

Portfolio Highlights

Performance and Expenses
T. Rowe Price Equity Index 500 Portfolio

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the portfolio over the past 10 fiscal year periods or since inception (for portfolios lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from portfolio returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights
T. Rowe Price Equity Index 500 Portfolio
(Unaudited)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡
T. Rowe Price Equity Index 500 Portfolio
June 30, 2008 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Equity Index 500 Portfolio
June 30, 2008 (Unaudited)
($000s, except shares and per share amounts)

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Equity Index 500 Portfolio
(Unaudited)
($000s)

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Equity Index 500 Portfolio
(Unaudited)
($000s)

| | 6 Months Ended 6/30/08 | Year Ended 12/31/07 |
|---|---|---|
| **Increase (Decrease) in Net Assets** | | |
| Operations | | |
| Net investment income | $ 124 | $ 276 |
| Net realized gain (loss) | (42) | 145 |
| Change in net unrealized gain (loss) | (2,041) | 448 |
| Increase (decrease) in net assets from operations | (1,959) | 869 |
| Distributions to shareholders | | |
| Net investment income | (118) | (271) |
| Capital share transactions* | | |
| Shares sold | 1,532 | 2,526 |
| Distributions reinvested | 117 | 271 |
| Shares redeemed | (1,668) | (3,861) |
| Decrease in net assets from capital share transactions | (19) | (1,064) |
| **Net Assets** | | |
| Decrease during period | (2,096) | (466) |
| Beginning of period | 16,270 | 16,736 |
| **End of period** | **$ 14,174** | **$ 16,270** |
| Undistributed net investment income | 11 | 5 |
| *Share information | | |
| Shares sold | 147 | 227 |
| Distributions reinvested | 12 | 24 |
| Shares redeemed | (160) | (344) |
| Decrease in shares outstanding | (1) | (93) |

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Equity Index 500 Portfolio
June 30, 2008 (Unaudited)

T. Rowe Price Equity Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund commenced operations on December 29, 2000. The fund seeks to match the performance of the Standard & Poor’s 500 Stock Index®. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (“variation margin”) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is reflected as other assets or liabilities, and unrealized gains and losses on futures contracts are reflected as the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

New Accounting Pronouncements On January 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161), which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on June 30, 2008:

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts During the six months ended June 30, 2008, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other Purchases and sales of portfolio securities, other than short-term, aggregated $1,088,000 and $1,218,000, respectively, for the six months ended June 30, 2008.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2008.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2007, the fund had $959,000 of unused capital loss carryforwards, of which $29,000 expire in fiscal 2010, $819,000 expire in fiscal 2011, and $111,000 expire in fiscal 2014.

At June 30, 2008, the cost of investments for federal income tax purposes was $12,808,000. Net unrealized gain aggregated $1,368,000 at period-end, of which $3,147,000 related to appreciated investments and $1,779,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 4, 2008, the fund’s Board of Directors (Board) unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the one-, three-, and five-year and since-inception periods as well as the fund’s year-by-year returns and compared these returns with previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that soft dollars were not used to pay for third-party, non-broker research. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds. The Board concluded that the Manager’s profits from advising T. Rowe Price mutual funds were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. The Board noted that, under the Contract, the fund pays the Manager a single fee based on the fund’s assets and the Manager, in turn, pays all expenses of the fund, with certain exceptions. The Board concluded that, based on the profitability data it reviewed and consistent with this single-fee structure, the Contract provided for a reasonable sharing of benefits from any economies of scale with the fund.

Fees
The Board reviewed the fund’s single-fee structure and compared the rate with fees and expenses of other comparable funds based on information and data supplied by Lipper. (For these purposes, the Board assumed the management fee was equal to the single fee less the fund’s operating expenses.) The information provided to the Board indicated that the fund’s management fee rate (including any applicable fee waivers or expenses paid by the Manager or reimbursements by the fund) was below the median for comparable funds and the fund’s expense ratio was above the median for comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 20, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	August 20, 2008